STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 4 – STOCK BASED COMPENSATION

The Public Company has reserved 2,000,000 shares under its 2016 Stock Incentive Plan (the “Plan”). The Plan was adopted by the board of directors on May 18, 2016, as a vehicle for the recruitment and retention of qualified employees and consultants. The Plan is administered by the Board of Directors. The Public Company may issue, to eligible employees or contractors, restricted common stock, options, stock appreciation rights and restricted stock units. The terms and conditions of awards under the Plan will be determined by the Board of Directors.

In July and September 2016, the Company granted 10-year options to two parties for accepting appointment to the Company’s scientific advisory board. Each award consisted of options to purchase up to 250,000 shares at $0.175 per share. The options vest at a rate of 50,000 on each anniversary date of the respective grants. One of the advisory board members has also agreed to furnish to the Company access to laboratory facility for 10,000 shares of restricted common stock per month; however, a formal agreement for the laboratory facility has not been agreed to. The options are accounted for as non-employee stock options and thus revalued for reporting purposes at the end of each quarter.

The fair value of each option award is estimated using the Black-Scholes valuation model. Assumptions used in calculating the fair value at September 30, 2016 were as follows:

Weighted
Average
Inputs Used
Annual dividend yield	$-
Expected life (years)	7.40
Risk-free interest rate	1.42%
Expected volatility	87.60%
Common stock price	$0.10

Since the expected life of the options was greater than the Public Company's historical stock information available, the Public Company determined the expected volatility based on price fluctuations of comparable public companies.

Stock based compensation for the three and nine months ended September 30, 2016 was $735 and $735, respectively, and included with general and administrative expenses. As of September 30, 2016, future estimated stock based compensation to be recorded was $34,756 which will be recognized through 2021.